SHARE-BASED PAYMENTS - Share option plan changes (Details) Options in Thousands		12 Months Ended
	Feb. 23, 2022 $ / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2022 Options $ / shares $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2021 Options $ / shares $ / shares
Share-based payment transaction
Weighted average share price at the date of exercise	$ 7.01
Share option
Share-based payment transaction
Balance at January 1 | Options		3,764	3,764	5,601	5,601
Issued on acquisition of Great Bear | Options		9,880	9,880
Exercised | Options		(6,368)	(6,368)	(1,624)	(1,624)
Forfeited | Options		0	0	(213)	(213)
Expired | Options		(90)	(90)
Outstanding at end of period | Options		7,186	7,186	3,764	3,764
Exercisable at end of period | Options		7,186	7,186	3,273	3,273
Balance at January 1		$ 4.47		$ 4.68
Issued on acquisition of Great Bear		1.93
Exercised		2.36		5.13
Forfeited		0		4.97
Expired		4.69
Outstanding at end of period		2.84		4.47
Exercisable at end of period		2.84	$ 2.84	4.47	$ 4.47
Weighted average share price at the date of exercise | (per share)		$ 6.89	$ 4.41	$ 8.56	$ 6.56